Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash acquired in excess of payments to acquire business	$ 4,108	$ 0	$ 0
Gramercy Asset Management [Member]
Cash acquired in excess of payments to acquire business	$ 97	$ 0	$ 0